TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

17. TAXATION

a.	Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2020 and 2021, the payable balances for VAT were RMB 2,176 and RMB 2,731, respectively.

b.	Business tax

In PRC, business taxes used to be imposed by the government on the revenues arising from the provision of taxable services including but not limited to education in the years before 2016. The business tax rates for the Group’s subsidiaries and consolidated variable interest entities ranged from 3% to 5%. Business tax was then replaced by the VAT from 2016 and thereafter.

As of December 31, 2020 and 2021, the payable balances for business tax were RMB 17,456 and RMB 17,299, respectively.

c.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Only one of the Company’s subsidiaries incorporated in Hong Kong is subject to a profit tax rate of 8.25% for the first HK$ 2,000 of assessable profits. Profits exceeding HK$ 2,000 and other subsidiaries in Hong Kong are subject to profit tax at a rate of 16.5%.

Taiwan

Entity incorporated in Taiwan is subject to Taiwan profit tax at a rate of 17%.

PRC and US

Significant components of the provision for income taxes on earnings for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current:
PRC	6,198	3,641	(70,284)
U.S.	5	2,274	237
Deferred:
PRC	6,156	1,065	14,396
U.S.	558	(5,918)	(3,457)
Provision for income tax expenses	12,917	1,062	(59,108)

Corporate entities

The PRC Enterprise Income Tax (“EIT”) is calculated based on the taxable income determined under the applicable EIT Law and its implementing rules, which became effective on January 1, 2008. EIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises, except for certain entities that are entitled to tax holidays and exemptions.

EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE, to its immediate holding company outside of PRC. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with PRC and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the EIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to EIT Law and EIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in PRC will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in PRC for the years ended December 31, 2019, 2020 and 2021.

Private schools

According to The Law for Promoting Private Education promulgated on November 7, 2016 effective on September 1, 2017, sponsors of private schools may choose to register their schools as either non-profit or for-profit schools but sponsors are not permitted to register for-profit schools that provide compulsory education. Non-profit private schools will be entitled to the same tax benefits as public schools, while for-profit private schools may be subject to 25% enterprise income tax rate. The Group’s private schools are registered as for-profit. The Group has recognized income tax payable for its private schools using the unified income tax rate of 25% because the obligation was considered probable. Please see Note 17(d) for the movement of uncertain tax position.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax asset:
Accrued expense	5,241	3,132
Allowance for doubtful accounts	37,470	22,486
Tax loss carried forward	275,914	264,748
Deferred advertising expense	222	205
Impairment of long-lived tangible assets	357	357
Discount on long-term receivables from Jinghan Taihe	8,930	8,930
Total deferred tax assets	328,134	299,858
Valuation allowance	(297,689)	(286,169)
Deferred tax assets, net of valuation allowance	30,445	13,689

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	81,125	81,125
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(62,759)	(71,305)
- Unrealized profit of short-term investments	235	198
- Accelerated fixed assets depreciation	2,119	2,356
- Unrealized gain on acquisition/disposal	3,387	1,284
Total deferred tax liabilities	24,107	13,658
Deferred tax assets, net of valuation allowance and deferred tax liabilities	6,338	31

The Group has accrued deferred tax assets in RMB 15,604 for two K-12 schools by the end of the year 2016 as they were not quailed as a “not-for-profit entity” that is exempt from corporate income tax. As the five-year claw-back period expired ended as of December 31, 2021, and management believed the possibility for tax authorities’ further challenge is remote, the Group reversed deferred tax assets of RMB 15,604 recorded by the end of the year 2016, accordingly.

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entity incorporated in Taiwan, net loss can be carried forward for ten years; for entity incorporated in U.S., net loss generated before 2018 can be carried forward for twenty years, net loss generated in 2018 and onward can be carried forward indefinitely; for entity incorporated in P.R.C. mainland, net loss can be carried forward for five years.

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2022	30,541
2023	42,007
2024	32,407
2025	30,406
2026 and thereafter	647,009
Total	782,370

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	278,437	249,626	297,689
Allowance made during the year	96,336	66,346	39,579
Decrease due to disposal/deregistration of subsidiaries	(65,639)	(2,408)	(759)
Reversals	(59,508)	(15,875)	(50,340)
Balance at end of the year	249,626	297,689	286,169

Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2019	2020	2021
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	(8)%	(1)%	40%
Tax effect of preferential tax rate for small enterprises	(5)%	5%	(4)%
Tax effect of non-deductible expenses	(2)%	29%	(24)%
Tax effect of non-taxable income	2%	19%	55%
Tax effect of tax-exempt entities	17%	(20)%	(104)%
Deferred tax effect of tax rate change	(35)%	47%	(91)%
Tax effect of statue expiration	0%	0%	160%
Changes in valuation allowance	(9)%	(106)%	47%
Effective tax rate	(15)%	(2)%	104%

The Group has accrued income tax payable in RMB 62,782 as part of the tax effect on the disposal gain of Jinghan Group based on management’s best judgement given the facts, circumstances, and information available back in the year of 2015, while it’s not required to pay it in the annual tax filling of 2015. As the five-year claw-back period expired in the year ended December 31, 2021, and management believed the possibility for tax authorities’ further examination is remote, the Group reversed such income tax payable in the year of 2021 accordingly.

d.    Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	26,246	32,152	34,763
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(242)	(69)	(50)
Additions for tax position of current year	6,148	3,231	5,063
Decrease due to disposal of subsidiaries (Note 26)	—	(551)	—
Decrease due to deregistration of subsidiary	—	—	(5,465)
Decrease due to expiration of claw-back period	—	—	(12,836)
Unrecognized tax benefits, end of year	32,152	34,763	21,475

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as non-current liability in the consolidated financial statements since December 31, 2021 due to the fact that the Group does not anticipate payments of cash within one year.

The Group recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. The Group has a liability for accrued interest of RMB nil as of December 31, 2020 and 2021, respectively.

However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. As of December 31, 2019, 2020 and 2021, there are RMB 32,152, RMB 34,763 and RMB 21,475 unrecognized tax benefits that if recognized would affect the annual effective tax rate. As the five-year claw-back period expired in the year ended December 31, 2021, and management believed the possibility for tax authorities’ further examination is remote, in 2021, the Group reversed income tax payable accrued before the end of 2016 for uncertain tax positions amounting to RMB 12,836. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2021.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.